Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2024 Options SFr / shares $ / shares	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2023 Options $ / shares SFr / shares	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2022 Options SFr / shares $ / shares	Dec. 31, 2021 Options SFr / shares	Dec. 31, 2024 Options $ / shares
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	5,010,827	5,010,827	4,949,177	4,949,177	4,261,017	4,261,017	3,585,689	5,010,827
Weighted average remaining term	6 years 3 months 18 days	6 years 3 months 18 days	7 years 2 months 12 days	7 years 2 months 12 days	7 years 7 months 6 days	7 years 7 months 6 days	7 years 9 months 18 days
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 3.4	$ 3.99	SFr 1.75	$ 2.08	SFr 3.18	$ 3.44
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	4.5	$ 4.5	SFr 4.11	$ 4.11	SFr 5.65	$ 5.65	SFr 6.21
Weighted average share price | (per share)	3.88	$ 4.42
Minimum | Switzerland, Francs
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	0.15	$ 0.15
Minimum | United States of America, Dollars
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares								$ 2.03
Maximum | Switzerland, Francs
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	SFr 9.53	$ 9.53
Maximum | United States of America, Dollars
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares								$ 12.3
CHF 0.15
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	80,625	80,625						80,625
Weighted average remaining term	1 year 1 month 28 days	1 year 1 month 28 days
CHF 9.53
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	109,665	109,665						109,665
Weighted average remaining term	2 years 4 months 13 days	2 years 4 months 13 days
USD 2.03 to USD 3.00
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	1,326,865	1,326,865						1,326,865
Weighted average remaining term	7 years 9 months 29 days	7 years 9 months 29 days
USD 3.00 to USD 6.00
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	2,005,164	2,005,164						2,005,164
Weighted average remaining term	6 years 4 months 28 days	6 years 4 months 28 days
USD 6.00 to USD 9.00
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	1,363,575	1,363,575						1,363,575
Weighted average remaining term	5 years 5 months 26 days	5 years 5 months 26 days
USD 9.00 to USD 12.30
Outstanding options, exercise price range and expiry dates [Abstract]
Number of share options outstanding in share-based payment arrangement	124,933	124,933						124,933
Weighted average remaining term	3 years 1 month 20 days	3 years 1 month 20 days